Income and mining taxes - Deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAX ASSETS
Deferred tax assets	$ 4.9	$ 0.0
Deferred income tax asset (in respect of Ontario mining tax, net)	(70.0)	(66.8)	$ (69.6)
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(74.8)	(66.8)
Canada
DEFERRED TAX ASSETS
Deferred tax assets	335.4	285.6
Unrecognized deferred tax asset	330.4	285.6
Deferred income tax asset (in respect of Ontario mining tax, net)	5.0	0.0
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(74.8)	(66.8)
Canada | Capital losses
DEFERRED TAX ASSETS
Deferred tax assets	5.7	6.0
Canada | Property, plant and equipment and Mining interests
DEFERRED TAX ASSETS
Deferred tax assets	44.6	45.5
Canada | Tax credits
DEFERRED TAX ASSETS
Deferred tax assets	65.4	62.7
Canada | Ontario Mining Tax
DEFERRED TAX ASSETS
Deferred tax assets	35.7	43.5
Canada | Non-current derivative financial liabilities
DEFERRED TAX ASSETS
Deferred tax assets	184.0	127.9
Canada | British Columbia Mining Tax
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (74.8)	$ (66.8)